Shareholder Report, Holdings (Details) - C000256092 [Member]	May 31, 2026
NextDecade Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Williams Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ProPetro Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%